Common shareholder's equity, mezzanine equity, and non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of changes in the company's issued and outstanding common shares
The following table presents changes in the Company's issued and outstanding Common shares for the years ended December 31, 2019, 2018, and 2017, respectively:

	2019	2018	2017
Common shares:
Shares issued and outstanding, beginning of year	115,151,251	120,000,000	120,000,000
Issuance of shares (See Note 3)	148,090	4,670,531	—
Shares redeemed (See Note 3)	—	(9,519,280)	—
Shares issued and outstanding, end of year	115,299,341	115,151,251	120,000,000

Schedule of change in non-controlling interest
The following table shows the change in non-controlling interest for the years ended December 31, 2019, 2018, and 2017:

(Millions)	Total
Non-controlling interests as of December 31, 2016	$251.3
Net income attributable to non-controlling interests	13.7
Dividends to non-controlling interests	(14.1)
Other, net	(250.7)
Non-controlling interests as of December 31, 2017	$0.2
Net income attributable to non-controlling interests	1.4
Dividends to non-controlling interests	—
Other, net	0.1
Non-controlling interests as of December 31, 2018	$1.7
Net income attributable to non-controlling interests	1.7
Dividends to non-controlling interests	(1.0)
Other, net	—
Non-controlling interests as of December 31, 2019	$2.4